Federated Hermes Government Income Fund
(formerly, Federated Government Income Trust)
Portfolio of Investments
October 31, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—90.6%
		Federal Home Loan Mortgage Corporation—24.9%
$ 4,833,034		2.000%, 6/1/2050	$4,986,655
9,785,309		3.000%, 1/1/2046	10,693,248
9,699,858		3.000%, 7/1/2050	10,186,109
8,201,559		3.500%, 4/1/2050	8,694,491
13,199,866		3.500%, 4/1/2050	14,201,105
6,318,993		4.000%, 4/1/2049	6,942,487
224,509		4.000%, 6/1/2049	239,365
4,150,831		4.000%, 4/1/2050	4,431,976
224,288		4.500%, 3/1/2024	234,063
315,975		4.500%, 11/1/2039	353,572
439,511		4.500%, 5/1/2040	491,807
668,054		4.500%, 6/1/2040	747,544
148,654		4.500%, 9/1/2040	166,342
109,107		5.000%, 8/1/2023	113,253
25,075		5.500%, 12/1/2021	25,578
3,678		5.500%, 1/1/2022	3,758
3,385		5.500%, 1/1/2022	3,458
18,023		5.500%, 1/1/2022	18,355
599,655		5.500%, 5/1/2034	691,048
18,610		5.500%, 12/1/2035	21,685
123,792		5.500%, 3/1/2036	144,438
261,701		5.500%, 1/1/2038	305,451
112,179		5.500%, 3/1/2038	131,207
90,648		5.500%, 11/1/2038	106,217
90,182		5.500%, 1/1/2039	105,300
87,616		6.000%, 3/1/2038	104,521
18,123		6.500%, 9/1/2029	20,371
30,051		7.000%, 2/1/2031	35,497
32,819		7.000%, 10/1/2031	37,320
31,189		7.000%, 1/1/2032	36,717
35,409		7.000%, 3/1/2032	41,008
93,275		7.500%, 6/1/2027	105,507
14,701		7.500%, 8/1/2029	17,049
4,467		7.500%, 1/1/2031	5,221
91,145		7.500%, 2/1/2031	106,608
		TOTAL	64,548,331
		Federal National Mortgage Association—42.8%
2,129,932		3.000%, 6/1/2027	2,238,757
1,364,295		3.000%, 7/1/2027	1,438,265
2,082,441		3.000%, 8/1/2045	2,196,269
2,471,815		3.000%, 8/1/2045	2,606,926
13,463,854		3.000%, 10/1/2046	14,313,403
3,353,070		3.000%, 7/1/2047	3,533,209
5,419,540		3.000%, 9/1/2047	5,810,620

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 8,873,201		3.000%, 3/1/2050	$9,325,638
4,907,470		3.500%, 12/1/2041	5,337,988
824,886		3.500%, 4/1/2042	895,962
357,134		3.500%, 9/1/2042	387,460
2,547,005		3.500%, 9/1/2042	2,810,243
300,343		3.500%, 9/1/2042	325,847
746,013		3.500%, 12/1/2042	808,894
7,271,699		3.500%, 5/1/2049	7,888,264
5,232,099		3.500%, 9/1/2049	5,700,906
5,192,925		3.500%, 12/1/2049	5,645,240
7,139,837		3.500%, 12/1/2049	7,681,409
2,640,557		4.000%, 12/1/2031	2,856,541
1,770,656		4.000%, 12/1/2041	1,967,500
7,130,388		4.000%, 12/1/2041	7,958,725
1,911,578		4.000%, 6/1/2042	2,118,712
4,160,778		4.000%, 12/1/2042	4,640,234
1,672,341		4.500%, 9/1/2041	1,868,193
905,218		4.500%, 10/1/2041	1,009,250
1,823,954		4.500%, 11/1/2041	2,033,571
153,169		4.500%, 11/1/2041	170,772
3,014,109		4.500%, 8/1/2049	3,368,039
99,532		5.000%, 10/1/2023	103,434
55,519		5.000%, 4/1/2024	58,009
905,904		5.000%, 1/1/2040	1,041,724
283,968		5.500%, 12/1/2035	330,263
10,378		6.000%, 2/1/2022	10,610
587,427		6.000%, 2/1/2033	681,235
29,365		6.000%, 5/1/2036	34,839
124,327		6.000%, 7/1/2036	148,478
320,013		6.000%, 1/1/2037	381,827
28,594		6.000%, 9/1/2037	34,229
46,343		6.000%, 9/1/2037	55,249
87,368		6.000%, 6/1/2038	104,251
71,977		6.000%, 8/1/2038	86,197
38,689		6.000%, 10/1/2038	46,175
1,882		6.500%, 12/1/2027	2,107
2,931		6.500%, 6/1/2029	3,352
8,608		6.500%, 7/1/2029	9,835
1,692		6.500%, 8/1/2029	1,924
7,198		6.500%, 8/1/2029	8,161
138,181		6.500%, 5/1/2032	159,621
29,180		6.500%, 12/1/2035	34,639
28,483		6.500%, 7/1/2037	34,216
337,248		6.500%, 8/1/2037	403,543
65,206		6.500%, 9/1/2037	78,323
1,098		7.000%, 7/1/2029	1,264
3,484		7.000%, 9/1/2029	3,625
147		7.000%, 10/1/2031	161
50,389		7.000%, 11/1/2031	59,695
15,153		7.000%, 12/1/2031	17,844

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 45,716		7.000%, 12/1/2031	$54,373
12,556		7.000%, 12/1/2031	14,916
5,812		7.000%, 1/1/2032	6,854
32,592		7.000%, 2/1/2032	38,849
17,796		7.500%, 7/1/2028	20,497
32,557		7.500%, 8/1/2031	38,354
56,145		8.000%, 12/1/2026	63,190
2,176		10.000%, 9/1/2021	2,201
1		10.000%, 11/1/2021	1
		TOTAL	111,110,902
		Government National Mortgage Association—1.6%
180,879		5.500%, 4/15/2034	205,809
415,507		5.500%, 6/15/2034	475,224
52,633		6.000%, 1/15/2032	60,760
210,452		6.000%, 5/15/2036	246,718
5,486		6.500%, 5/15/2027	6,097
4,394		6.500%, 1/15/2029	5,009
11,949		6.500%, 1/15/2029	13,541
7,109		6.500%, 1/20/2029	7,981
4,141		6.500%, 2/15/2029	4,497
9,175		6.500%, 3/15/2029	10,425
2,315		6.500%, 3/20/2029	2,605
3,640		6.500%, 5/20/2029	4,109
7,992		6.500%, 7/20/2029	9,028
4,006		6.500%, 8/20/2029	4,537
1,807		6.500%, 10/20/2029	2,036
3,529		6.500%, 11/20/2029	4,018
2,741		6.500%, 10/20/2030	3,135
4,872		6.500%, 4/20/2031	5,596
2,374		6.500%, 5/20/2031	2,726
13,625		6.500%, 6/20/2031	15,659
5,128		6.500%, 7/15/2031	5,917
757		6.500%, 7/15/2031	879
3,789		6.500%, 7/20/2031	4,358
4,017		6.500%, 10/20/2031	4,626
3,323		6.500%, 11/20/2031	3,826
10,181		6.500%, 1/20/2032	11,724
154,758		6.500%, 10/20/2038	183,207
14,755		7.000%, 6/15/2026	16,261
4,892		7.000%, 6/15/2026	5,377
5,378		7.000%, 12/15/2026	5,904
6,983		7.000%, 6/15/2027	7,714
1,252		7.000%, 10/15/2027	1,394
4,782		7.000%, 11/15/2027	5,270
4,050		7.000%, 2/15/2028	4,509
11,920		7.000%, 4/15/2028	13,386
18,251		7.000%, 6/15/2028	20,577
2,439		7.000%, 6/15/2028	2,755
14,606		7.000%, 7/15/2028	16,351
8,919		7.000%, 7/15/2028	9,984

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 45,137		7.000%, 8/15/2028	$51,368
6,838		7.000%, 8/15/2028	7,710
3,674		7.000%, 9/15/2028	4,147
935		7.000%, 9/15/2028	1,050
4,232		7.000%, 10/15/2028	4,780
15,815		7.000%, 10/15/2028	17,813
49,645		7.000%, 11/15/2028	56,647
1,722		7.000%, 11/15/2028	1,747
46,664		7.000%, 12/15/2028	51,960
13,324		7.000%, 12/15/2028	15,229
16,537		7.000%, 12/15/2028	18,644
12,850		7.000%, 12/15/2028	14,502
3,735		7.000%, 1/15/2029	4,258
2,573		7.000%, 1/15/2029	2,944
4,849		7.000%, 1/15/2029	5,450
2,709		7.000%, 1/15/2029	2,922
10,693		7.000%, 1/15/2029	12,222
2,389		7.000%, 1/15/2029	2,719
3,616		7.000%, 1/15/2029	4,013
13,120		7.000%, 1/15/2029	15,021
30,062		7.000%, 1/15/2029	34,390
11,879		7.000%, 1/15/2029	13,494
1,740		7.000%, 1/15/2029	1,822
1,739		7.000%, 2/15/2029	1,923
2,759		7.000%, 2/15/2029	3,153
1,959		7.000%, 2/15/2029	1,999
6,463		7.000%, 2/15/2029	7,375
2,171		7.000%, 2/15/2029	2,471
9,944		7.000%, 2/15/2029	11,337
221		7.000%, 2/15/2029	250
113		7.000%, 2/15/2029	124
1,245		7.000%, 3/15/2029	1,405
3,053		7.000%, 3/15/2029	3,472
9,324		7.000%, 3/15/2029	10,382
1,049		7.000%, 3/15/2029	1,201
1,021		7.000%, 3/15/2029	1,170
1,634		7.000%, 3/15/2029	1,871
1,056		7.000%, 3/15/2029	1,206
1,997		7.000%, 3/15/2029	2,268
44,584		7.000%, 4/15/2029	50,917
2,442		7.000%, 4/15/2029	2,789
1,944		7.000%, 4/15/2029	2,211
5,071		7.000%, 4/15/2029	5,786
8,798		7.000%, 4/15/2029	9,879
6,115		7.000%, 4/15/2029	6,670
217		7.000%, 4/15/2029	248
2,995		7.000%, 5/15/2029	3,418
668		7.000%, 5/15/2029	761
2,280		7.000%, 5/15/2029	2,613
2,770		7.000%, 5/15/2029	3,182

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,785		7.000%, 5/15/2029	$3,178
5,861		7.000%, 6/15/2029	6,711
2,669		7.000%, 6/15/2029	3,066
3,615		7.000%, 6/15/2029	4,110
290		7.000%, 6/15/2029	334
690		7.000%, 6/15/2029	793
10,493		7.000%, 6/15/2029	12,004
1,688		7.000%, 6/15/2029	1,938
811		7.000%, 6/15/2029	929
6,084		7.000%, 7/15/2029	6,942
1,940		7.000%, 7/15/2029	2,146
10,941		7.000%, 7/15/2029	12,548
54,300		7.000%, 7/15/2029	62,119
9,899		7.000%, 7/15/2029	11,379
1,061		7.000%, 7/15/2029	1,202
2,167		7.000%, 7/15/2029	2,487
5,496		7.000%, 7/15/2029	6,317
2,351		7.000%, 7/15/2029	2,666
6,781		7.000%, 7/15/2029	7,757
952		7.000%, 8/15/2029	1,092
1,900		7.000%, 8/15/2029	2,188
2,143		7.000%, 8/15/2029	2,441
1,454		7.000%, 8/15/2029	1,674
9,682		7.000%, 8/15/2029	10,979
3,611		7.000%, 9/15/2029	4,117
12,133		7.000%, 9/15/2029	13,844
5,828		7.000%, 9/15/2029	6,715
4,510		7.000%, 9/15/2029	5,184
6,918		7.000%, 9/15/2029	7,946
1,910		7.000%, 11/15/2029	2,203
17,868		7.000%, 12/15/2029	20,406
3,814		7.000%, 12/15/2029	4,348
3,289		7.000%, 1/15/2030	3,798
19,161		7.000%, 1/15/2030	22,141
18,933		7.000%, 2/15/2030	21,303
4,264		7.000%, 2/15/2030	4,924
9,610		7.000%, 2/15/2030	11,113
51,133		7.000%, 2/15/2030	59,130
49,855		7.000%, 3/15/2030	57,265
20,569		7.000%, 3/15/2030	23,551
3,784		7.000%, 4/15/2030	4,064
3,246		7.000%, 4/15/2030	3,757
16,098		7.000%, 6/15/2030	18,668
5,049		7.000%, 6/15/2030	5,834
43,197		7.000%, 8/15/2030	49,988
7,074		7.000%, 8/15/2030	8,099
10,482		7.000%, 9/15/2030	11,620
13,915		7.000%, 10/15/2030	16,103
4,743		7.000%, 10/15/2030	5,152
3,579		7.000%, 11/15/2030	4,144

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 8,957		7.000%, 2/15/2031	$10,371
106,645		7.000%, 2/15/2031	123,841
27,545		7.000%, 3/15/2031	32,009
3,955		7.000%, 3/15/2031	4,583
987		7.000%, 7/15/2031	1,139
405		7.000%, 9/15/2031	463
21,033		7.000%, 10/15/2031	24,440
9,373		7.000%, 11/15/2031	10,892
14,338		7.000%, 1/15/2032	16,556
8,387		7.000%, 4/15/2032	9,706
12,880		7.000%, 5/15/2032	14,931
684		7.000%, 11/15/2032	761
568		7.000%, 1/15/2033	664
164,268		7.500%, 11/15/2027	185,331
133,356		7.500%, 11/15/2027	150,963
488		7.500%, 4/15/2029	559
4,613		7.500%, 7/15/2029	5,149
374		7.500%, 7/15/2029	429
9,065		7.500%, 8/15/2029	10,544
29,396		7.500%, 8/15/2029	33,596
1,138		7.500%, 8/15/2029	1,322
23,585		7.500%, 8/15/2029	27,293
35,031		7.500%, 8/15/2029	40,780
549		7.500%, 8/15/2029	632
19,451		7.500%, 8/20/2029	22,364
4,507		7.500%, 9/15/2029	5,201
31,181		7.500%, 9/15/2029	36,018
18,122		7.500%, 10/15/2029	20,774
4,655		7.500%, 10/15/2029	5,410
3,137		7.500%, 10/15/2029	3,654
10,079		7.500%, 10/15/2029	11,384
5,761		7.500%, 12/15/2029	6,655
7,352		7.500%, 1/15/2030	8,492
12,813		7.500%, 3/20/2030	14,810
15,347		7.500%, 8/15/2030	17,678
56,488		7.500%, 10/15/2030	62,737
12,441		7.500%, 10/15/2030	14,422
12,033		7.500%, 10/15/2030	14,149
8,191		7.500%, 11/20/2030	9,513
7,270		7.500%, 12/15/2030	8,518
7,260		7.500%, 1/15/2031	8,517
5,930		7.500%, 2/15/2031	6,948
21,869		7.500%, 4/20/2031	25,605
57,654		7.500%, 7/15/2031	67,061
1,575		7.500%, 9/15/2031	1,839
998		7.500%, 9/15/2031	1,018
16,072		7.500%, 10/15/2031	18,906
11,784		7.500%, 11/15/2031	13,887
11,431		7.500%, 12/15/2031	12,679
9,018		7.500%, 3/15/2032	10,572

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 7,553		7.500%, 5/15/2032	$8,912
1,285		8.000%, 11/15/2023	1,359
51,735		8.000%, 11/15/2027	58,035
21,015		8.000%, 11/15/2027	23,602
9,292		8.000%, 5/15/2029	10,822
19,166		8.000%, 8/15/2029	22,357
68,178		8.000%, 11/15/2029	79,659
28,920		8.000%, 12/15/2029	33,816
281		8.000%, 12/15/2029	284
2,628		8.000%, 1/15/2030	3,069
13,348		8.000%, 1/15/2030	15,632
2,856		8.000%, 1/15/2030	3,309
1,243		8.000%, 3/15/2030	1,298
11,908		8.000%, 4/15/2030	13,986
5,581		8.000%, 4/15/2030	6,477
415		8.000%, 4/15/2030	488
3,116		8.000%, 4/15/2030	3,649
6,401		8.000%, 4/15/2030	7,484
742		8.000%, 4/15/2030	863
1,994		8.000%, 5/15/2030	2,344
1,276		8.000%, 5/15/2030	1,485
7,979		8.000%, 5/15/2030	9,260
253		8.000%, 5/15/2030	291
3,122		8.000%, 5/15/2030	3,664
1,573		8.000%, 5/15/2030	1,811
5,154		8.000%, 6/15/2030	5,795
6,927		8.000%, 6/15/2030	7,974
8,751		8.000%, 6/15/2030	10,174
937		8.000%, 6/15/2030	1,100
951		8.000%, 6/15/2030	1,114
30,810		8.000%, 6/15/2030	36,240
63,262		8.000%, 6/15/2030	73,972
4,503		8.000%, 6/15/2030	5,218
2,450		8.000%, 7/15/2030	2,867
1,555		8.000%, 7/15/2030	1,657
43,884		8.000%, 7/15/2030	51,544
3,998		8.000%, 7/15/2030	4,702
18,226		8.000%, 8/15/2032	21,637
21,005		8.500%, 6/15/2030	24,559
		TOTAL	4,159,153
	[2]	Uniform Mortgage-Backed Securities, TBA—21.3%
30,000,000		2.500%, 11/1/2050	31,256,256
23,000,000		3.000%, 11/1/2050	24,036,803
		TOTAL	55,293,059
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $229,917,433)	235,111,445
		COLLATERALIZED MORTGAGE OBLIGATIONS—20.7%
		Federal Home Loan Mortgage Corporation—11.7%
4,757,379	[3,4]	REMIC, Series 3114, Class PF, 0.548% (1-month USLIBOR +0.400%), 2/15/2036	4,795,929
3,621,797	[3,4]	REMIC, Series 3910, Class FB, 0.648% (1-month USLIBOR +0.500%), 8/15/2041	3,665,230

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$13,032,985	[3,4]	REMIC, Series 4863, Class F, 0.598% (1-month USLIBOR +0.450%), 3/15/2049	$13,114,716
8,722,051	[3,4]	REMIC, Series 4915, Class FD, 0.598% (1-month USLIBOR +0.450%), 9/25/2049	8,792,279
		TOTAL	30,368,154
		Federal National Mortgage Association—2.9%
1,201,410	[3,4]	REMIC, Series 2007-84, Class FN, 0.649% (1-month USLIBOR +0.500%), 8/25/2037	1,213,103
6,170,769	[3,4]	REMIC, Series 2018-95, Class FB, 0.549% (1-month USLIBOR +0.400%), 1/25/2049	6,213,932
		TOTAL	7,427,035
		Government National Mortgage Association—6.1%
7,439,767	[3,4]	REMIC, Series 2016-116, Class DF, 0.551% (1-month USLIBOR +0.400%), 9/20/2046	7,472,473
4,787,727	[3,4]	REMIC, Series 2019-10, Class FC, 0.601% (1-month USLIBOR +0.450%), 1/20/2049	4,816,205
3,494,029	[3,4]	REMIC, Series 2019-6, Class FJ, 0.551% (1-month USLIBOR +0.400%), 1/20/2049	3,512,535
		TOTAL	15,801,213
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $53,158,858)	53,596,402
		U.S. TREASURY—4.2%
		U.S. Treasury Notes—4.2%
10,101,400		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030 (IDENTIFIED COST $10,567,647)	11,015,439
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.6%
		Agency Commercial Mortgage-Backed Securities—3.6%
5,965,886		FHLMC REMIC, Series K106, Class A1, 1.783%, 5/25/2029	6,204,052
1,250,000		FHLMC REMIC, Series K107, Class A2, 1.639%, 1/25/2030	1,296,491
1,850,000		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	1,907,434
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,169,953)	9,407,977
		INVESTMENT COMPANY—6.2%
16,094,358		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5] (IDENTIFIED COST $16,094,358)	16,094,358
		TOTAL INVESTMENT IN SECURITIES—125.3% (IDENTIFIED COST $318,908,249)	325,225,621
		OTHER ASSETS AND LIABILITIES - NET—(25.3)%[6]	(65,624,440)
		TOTAL NET ASSETS—100%	$259,601,181
At October 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[7]United States Treasury Notes 10-Year Short Futures	60	$8,293,125	December 2020	$42,984
[7]United States Treasury Notes 10-Year Ultra Short Futures	80	$12,582,500	December 2020	$224,813
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$267,797
The average notional value of short futures contracts held by the Fund throughout the period was $15,382,949. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2020	$7,998,382
Purchases at Cost	$108,833,470
Proceeds from Sales	$(100,737,494)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 10/31/2020	$16,094,358
Shares Held as of 10/31/2020	16,094,358
Dividend Income	$32,006

1
Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government
National Mortgage Association securities approximates one to ten years.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of October 31, 2020.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$235,111,445	$—	$235,111,445
Collateralized Mortgage Obligations	—	53,596,402	—	53,596,402
U.S. Treasury	—	11,015,439	—	11,015,439
Commercial Mortgage-Backed Securities	—	9,407,977	—	9,407,977
Investment Company	16,094,358	—	—	16,094,358
TOTAL SECURITIES	$16,094,358	$309,131,263	$—	$325,225,621
Other Financial Instruments:[1]
Assets	$267,797	$—	$—	$267,797
TOTAL OTHER FINANCIAL INSTRUMENTS	$267,797	$—	$—	$267,797

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit